Related Party Transactions	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Related Party Transactions
3 8	RELATED PARTY TRANSACTIONS
CNPC, the immediate parent of the Company, is a limited liability company incorporated in PRC and directly controlled by the PRC government. Equity interest and voting rights of CNPC in the Company in 2021 was 80.41% (Dec
e
mber 31, 2020: 80.41%)

Related parties include CNPC and its fellow subsidiaries, their associates and joint ventures, other state-owned enterprises and their subsidiaries which the PRC government has control, joint control or significant influence over
,
and enterprises which the Group is able to control, jointly control or exercise significant influence over, key management personnel of the Company and CNPC and their close family members.
(a) Transactions with CNPC and its fellow subsidiaries, associates and joint ventures
The Group has extensive transactions with other companies in CNPC and its fellow subsidiaries, associates and joint ventures. Due to these relationships, it is possible that the terms of the transactions between the Group and other members of CNPC and its fellow subsidiaries, associates and joint ventures are not the same as those that would result from transactions with other related parties or wholly unrelated parties.
The principal related party transactions with CNPC and its fellow subsidiaries, associates and joint ventures, which were carried out in the ordinary course of business, are as follows:
The Company and CNPC entered into a new Comprehensive Products and Services Agreement on August 27, 2020 for a period of three years effective from January 1, 2021. The Comprehensive Products and Services Agreement provides for a range of products and services which may be required and requested by either party. The products and services to be provided by CNPC and its fellow subsidiaries to the Group under the Comprehensive Products and Services Agreement include construction and technical services, production services, supply of material services, social services, ancillary services and financial services. The products and services required and requested by either party are provided in accordance with (1) government-prescribed prices; or (2) where there is no government-prescribed price, with reference to relevant market prices; or (3) where neither (1) nor (2) is applicable, then the actual cost incurred or the agreed contractual prices are used.
On August 25,

2011, based on the Land Use Rights Leasing Contract signed for a period of 50 years from 2000, the Company and CNPC entered into a supplemental agreement to the Land Use Rights Leasing Contract which took effect on January 1, 2012. The expiry date of the supplemental agreement is the same as the Land Use Rights Leasing Contract, which is in 2050. The Company and CNPC may adjust area and rental payable for the leased land parcels every three years taking into consideration of production and operations of the Company and the prevailing market price. On August 27, 2020, the Company and CNPC each issued a confirmation letter to the Land Use Rights Leasing Contract, which adjusted the rental payable and the area for the leased land parcels with effect from January 1, 2021. The Company agreed to rent from CNPC and its fellow subsidiaries parcels of land with an aggregate area of approximately 1,142 million square metres with annual rental payable (exclusive of tax and government charges) approximately RMB 5,673 based on the area of leased land parcels and the current market conditions. Apart from the annual rental payable and are for the leased parcels, the other terms in the Land Use Rights Leasing Contract and supplemental agreement remained.
On August 24, 2017, the Company entered into a new Buildings Leasing Contract with CNPC
,

which took effect on January 1, 2018 for a period of 20 years.
The Company and CNPC may adjust the area of buildings leased and the rental fees every three years as appropriate by reference to the production and operations of the Company and the prevailing market prices, but the adjusted rental shall not exceed the comparable fair market prices. On August 27, 2020, the Company and CNPC issued a confirmation letter to the Buildings Leasing Contract, which adjusted the annual rental payable and the area for the leased which took effect on January 1, 2021. Buildings covering an aggregate area of 1,287,486 square meters were leased at annual rental payable approximately RMB 713 in accordance with the confirmed rental area and the current property market conditions. Apart from the annual rental payable and area of the leased building, the other terms in the Building Leasing Contract remains unchanged.

Transactions with CNPC and its fellow subsidiaries, associates and joint ventures are summarised as follows:

•
Sales of goods represent the sale of crude oil, refined products, chemical products and natural gas, etc. The total amount of these transactions amounted to RMB 115,587 for the year ended December 31, 2021 (2020: RMB 105,535, 2019: RMB 122,927).

•
Sales of services principally represent the provision of services in connection with the transportation of crude oil and natural gas, etc. The total amount of these transactions amounted to RMB 8,313 for the year ended December 31, 2021 (2020: RMB 8,593, 2019: RMB 10,055).

•
Purchases of goods and services principally represent construction and technical services, production services, social services, ancillary services and material supply services, etc. The total amount of these transactions amounted to RMB 416,561 for the year ended December 31, 2021 (2020: RMB 321,858, 2019: RMB 388,802).

•
Purchases of assets principally represent the purchases of manufacturing equipment, office equipment and transportation equipment, etc. The total amount of these transactions amounted to RMB 1,051 for the year ended December 31, 2021 (2020: RMB 767, 2019: RMB 1,701).

•
Interest income represents interests from deposits placed with CNPC and its fellow subsidiaries. The total interest income amounted to RMB 270 for the year ended December 31, 2021 (2020: RMB 381, 2019: RMB 460). The balance of deposits at December 31, 202
1
 was RMB 36,489 (December 31, 2020: RMB 40,377).

•
Interest expense and other financial service expense, principally represents interest charged on the loans from CNPC and its fellow subsidiaries, insurance fee charged on the insurance services from CNPC and its fellow subsidiaries, etc. The total amount of these transactions amounted to RMB 4,878 for the year ended December 31, 2021 (2020: RMB 8,051
,

2019: RMB8,759
)
.

•	The borrowings from CNPC and its fellow subsidiaries at December 31, 2021 were RMB 133,800 (December 31, 2020: RMB 96,298).

•
Rents and other payments paid to CNPC and its fellow subsidiaries including
(1) the rental expense paid by the Group according to Land Use Rights Leasing Contract and Buildings Leasing Contract; (2) the payable by the Group (including all rents, leasing service fees and prices for exercising purchase options) for the period according to the leasing agreements entered into by the Group and CNPC and its fellow subsidiaries. The total rents and other payments amounted to RMB 6,797 for the year ended December 31, 2021. (2020: RMB 8,294, 2019: RMB 10,106).

Amounts due from and to CNPC and its fellow subsidiaries, associates and joint ventures included in the following accounts captions are summarized as follows:

	December 31, 2021	December 31, 2020
	RMB	RMB
Accounts receivable	7,395	8,651
Prepayments and other current assets	24,925	35,063
Financial assets at fair value through other comprehensive income	1,850	—
Intangible and other non-current assets	15,696	15,251
Accounts payable and accrued liabilities	49,526	67,262
Contract liabilities	613	2,692
Lease liabilities	101,453	99,725
(b) Key management compensation

	Year End December 31,
	2021	2020	2019
	RMB’000	RMB’000	RMB’000
Emoluments and other benefits	15,143	16,598	13,042
Contribution to retirement benefit scheme	1,568	1,338	1,796

	16,711	17,936	14,838

(c) Transactions with other state-controlled entities in the PRC
Apart from transactions with CNPC and its fellow subsidiaries, associates and joint ventures, the Group’s transactions with other state-controlled entities include but are
not limited to the following:

•	Sales and purchases of goods and services,

•	Purchases of assets,

•	Lease of assets; and

•	Bank deposits and borrowings
These transactions are conducted in the ordinary course of the Group’s business.